Loans and Notes (Details) - Part-3				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 15, 2022 USD ($) shares	May 13, 2022 USD ($)	Jan. 03, 2022 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) shares	Nov. 30, 2023 $ / shares	May 13, 2022 MYR (RM)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Nov. 13, 2020 USD ($) $ / shares
Loans and Notes [Line Items]
Per share of common stock (in Dollars per share) | $ / shares										$ 0.1
Amortization of debt					$ 25,255	$ 358,284	$ 1,023,331	$ 1,290,050	$ 1,266,861
Unamortized discounts					999,904		$ 999,904
Accredited investors shares (in Shares) | shares	7,585						4,175,889
Additional shares (in Shares) | shares	228								232,666
Amortization of debt discount amount						358,284	$ 1,023,331	1,290,050	$ 1,266,861
Related Parties [Member]
Loans and Notes [Line Items]
Accredited investors shares (in Shares) | shares	5,047
Tophill Loan Agreement One And Two [Member]
Loans and Notes [Line Items]
Accredited investors shares (in Shares) | shares	39,384
Convertible notes [Member]
Loans and Notes [Line Items]
Amortization of debt
Amortization of debt discount amount				$ 0		$ 0
Convertible Notes Payable [Member]
Loans and Notes [Line Items]
Convertible amount								350,000
Accredited investors shares (in Shares) | shares	12,460
Principal amount								5,500,000
Interest rate				4.00%		4.00%
Convertible Notes Payable [Member] | Accredited Investor [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares																		$ 4
Per share of common stock (in Dollars per share) | $ / shares																		$ 5.48
Unamortized discounts									292,276
Convertible amount	$ 1,877,620							$ 4,791,716	1,831,324
Accredited investors shares (in Shares) | shares	530,900
Additional shares (in Shares) | shares	15,927
Principal amount																		$ 2,123,600
Interest rate																		13.33%
Convertible Notes Payable [Member] | Third Parties Accredited Investors [Member]
Loans and Notes [Line Items]
Principal amount												$ 3,580,488	$ 3,580,488	$ 3,580,488	$ 3,580,488	$ 3,580,488	$ 3,580,488
Convertible Notes Payable [Member] | Seven Accredited Investors [Member]
Loans and Notes [Line Items]
Principal amount												$ 2,437,574	$ 2,437,574	$ 2,437,574	$ 2,437,574	$ 2,437,574	$ 2,437,574
Convertible Notes Payable [Member] | Ten Accredited Investors [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 6.9		$ 6.9		$ 6.9
Per share of common stock (in Dollars per share) | $ / shares				$ 5.48		$ 5.48		$ 5.48
Convertible amount	$ 6,018,062							$ 6,018,062
Accredited investors shares (in Shares) | shares	872,183
Convertible Notes Payable [Member] | Related Parties Accredited Investors [Member]
Loans and Notes [Line Items]
Convertible amount	$ 2,437,574
Convertible Notes Payable [Member] | Related Parties [Member]
Loans and Notes [Line Items]
Accredited investors shares (in Shares) | shares	353,272
Convertible Notes Payable [Member] | Tophill Loan Agreement 1 [Member]
Loans and Notes [Line Items]
Loan facility to borrow			$ 4,800,000
Interest rate			3.50%
Loan balance divided percentage			80.00%
Unamortized discounts					0		0		424,984
Amortization of debt discount amount						$ 358,284		$ 293,395	0
Convertible Notes Payable [Member] | Tophill Loan Agreement 2 [Member]
Loans and Notes [Line Items]
Loan facility to borrow		$ 11,900,000									RM 50,000,000
Interest rate		3.50%
Conversion price percentage		80.00%									80.00%
Conversion price (in Dollars per share) | $ / shares				$ 4.38		$ 4.38		$ 4.38
Per share of common stock (in Dollars per share) | $ / shares				$ 5.48		$ 5.48		$ 5.48
Convertible amount									5,542,231
Conversion feature								$ 537,383	1,231,610
Amortization of debt discount amount								950,360	800,629
Convertible Notes Payable [Member] | Tophill Loan Agreement One And Two [Member]
Loans and Notes [Line Items]
Convertible amount	$ 8,639,307							2,672,092
Accredited investors shares (in Shares) | shares	2,756,879
Amortization of debt discount amount					$ 0		$ 46,296	$ 46,296	$ 466,232
Convertible Notes Payable [Member] | Ten Accredited Investors [Member]
Loans and Notes [Line Items]
Interest rate				12.00%		12.00%		12.00%
IPO [Member]
Loans and Notes [Line Items]
Additional shares (in Shares) | shares	32,858
IPO [Member] | Convertible Notes Payable [Member] | Ten Accredited Investors [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 6.9		$ 6.9		$ 6.9